INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 - INCOME TAXES

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which significantly changed U.S. tax law. The Act lowered the Company’s U.S. statutory federal income tax rate from 35% to 21% effective January 1, 2018, while also imposing a deemed repatriation tax on previously deferred foreign income. The Act also created a new minimum tax on certain future foreign earnings.

We record tax positions as liabilities in accordance with ASC 740 and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the recognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2024, and 2023 we have not recorded any uncertain tax positions in our financial statements.

The effective US Federal Income Corporate Tax Rates for 2024 and 2023 are 21% and 21%, respectively.

The Company has net operating loss carryforwards of approximately $14,650,382 at December 31, 2024 that do not expire. However, utilization of these losses may be limited pursuant to Section 382 of the Internal Revenue Code due to subsequent stock issuances.

The Company has a deferred tax asset as shown in the following:

For the years ended December 31,
	2024	2023
Current	$-	-
Deferred	$-	-
Provision for income taxes	$-	-

	As of December 31,2024	As of December 31,2023
Deferred tax assets:
Net operating loss carryforwards	$3,076,580	$1,748,594
Stock Based Compensation	947,164	452,574
Depreciation	6,692	4,606
Amortization of intangible assets	3,854	-
Total deferred tax assets	4,034,291	2,205,774
Less: valuation allowance	(4,034,291)	(2,205,774)
Deferred tax assets, net	$-	$-

	As of December 31, 2024	As of December 31, 2023
Income tax payable	$-	$-

	For the years ended
	December 31,
	2024	2023
Profit (loss) before income taxes	$(8,707,226)	$(9,212,417)
US Fed Income Tax rate	21.00%	21.00%
Income taxes computed at Fed Income Tax rate	(1,828,517)	(1,934,608)
Reconciling items:
Tax effect of income that is not taxable	-	-
Tax effect of expenses that are not deductible*	-	152,143
Change in valuation allowance	1,828,517	1,782,465

Income tax expense	$-	$-

*	Expenses that are not deductible mainly consist of share issuance-related fees which are non-deductible for income tax purposes.